SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Conversion Feature Derivative Liability (Details) (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011
Summary Of Significant Accounting Policies - Schedule Of Conversion Feature Derivative Liability Details
Balance at January 1, 2012				$ 6,295,400
Reclassification of derivative liability to equity				7,750,289		7,750,289
Change in fair value of derivative liability			6,902,806	(1,454,889)		5,447,917		6,902,806
Balance at June 30, 2012			$ 6,295,400					$ 6,295,400